Employee Retirement and Severance Benefits (Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Japan
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 897,669	¥ 916,562
Fair value of plan assets	707,708	693,437
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	874,327	887,138
Fair value of plan assets	707,708	688,754
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	475,137	437,780
Fair value of plan assets	318,079	290,643
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	453,120	414,729
Fair value of plan assets	¥ 312,748	¥ 285,341